Segment Information	12 Months Ended
Sep. 30, 2011
Segment Information [Abstract]
SEGMENT INFORMATION

(18) SEGMENT INFORMATION

The Company has identified two principal operating segments for purposes of financial reporting: Banking and Mortgage Banking. These segments were determined based on the Company’s internal financial accounting and reporting processes and are consistent with the information that is used to make operating decisions and to assess the Company’s performance by the Company’s key decision makers.

The Mortgage Banking segment originates mortgage loans for sale to investors and for the portfolio of the Banking segment. The Banking segment provides a full range of banking services through the Bank’s branch network, exclusive of mortgage loan originations. A portion of the income presented in the Mortgage Banking segment is derived from sales of loans to the Banking segment based on a transfer pricing methodology that is designed to approximate economic reality. The Other and Eliminations segment includes financial information from the parent company plus inter-segment eliminations.

The following table presents financial information from the Company’s operating segments for the years ended September 30, 2011, 2010, and 2009. Dollar amounts are expressed in thousands.

Year ended September 30, 2011	Banking	Mortgage Banking	Other and Eliminations	Consolidated
Net interest income	$52,634	—	(468)	52,166
Provision for loan losses	49,326	—	68	49,394
Other income	(8,878)	34,736	(1,384)	24,474
General and administrative expenses	23,263	31,124	(689)	53,698
Income tax expense	(11,101)	1,391	(474)	(10,184)

Net income (loss)	$(17,732)	2,221	(757)	(16,268)

Total assets	$1,231,109	1,496	20,979	1,253,584

Year ended September 30, 2010	Banking	Mortgage Banking	Other and Eliminations	Consolidated
Net interest income	$54,310	—	(462)	53,848
Provision for loan losses	30,500	—	—	30,500
Other income	5,532	42,444	(4,396)	43,580
General and administrative expenses	24,345	33,838	(516)	57,667
Income tax expense	1,349	3,313	(1,724)	2,938

Net income (loss)	$3,648	5,293	(2,618)	6,323

Total assets	$1,413,199	1,192	19,805	1,434,196

Year ended September 30, 2009	Banking	Mortgage Banking	Other and Eliminations	Consolidated
Net interest income	$48,213	—	(808)	47,405
Provision for loan losses	11,250	—	—	11,250
Other income	8,419	34,212	(2,137)	40,494
General and administrative expenses	20,941	26,667	(892)	46,716
Income tax expense	9,410	2,905	(1,091)	11,224

Net income (loss)	$15,031	4,640	(962)	18,709

Total assets	$1,536,640	1,716	21,206	1,559,562